Equity - Summary of Equity (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Share capital and share premium
Share capital	€ 39	€ 39
Share premium	17,089	17,078
Total share capital and share premium	17,128	17,117
Disclosure of financial assets [line items]
Revaluation reserve: Cash flow hedge	1,709	1,208
Revaluation reserves: Credit liability	(103)	(114)
Revaluation reserve: Property in own use	262	253
Revaluation reserves	3,357	3,249
Net defined benefit asset/liability remeasurement reserve	(252)	(336)
Currency translation reserve	(2,729)	(2,079)
Share of associates and joint ventures and other reserves	3,243	3,189
Treasury shares	(3)	(10)
Total other reserves	3,616	4,013
Retained earnings	30,406	29,866
Shareholders' equity (parent)	51,149	50,996
Non-controlling interests	1,022	893
Equity	52,171	51,889	€ 50,723	€ 49,851
Debt instruments at FVOCI [Member]
Disclosure of financial assets [line items]
Revaluation reserves: financial assets	219	322
Equity securities at FVOCI [Member]
Disclosure of financial assets [line items]
Revaluation reserves: financial assets	€ 1,270	€ 1,580